Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense
Income tax expense was comprised of the following for the dates indicated below:

	Years Ended December 31,
	2020	2019	2018
Current:
Federal	$1,663,883	$1,437,595	$1,454,049
State	295,074	145,412	202,292
Total Current Tax Expense	1,958,957	1,583,007	1,656,341
Deferred:
Federal	(361,167)	105,960	(79,034)
State	(20,833)	(9,417)	(7,781)
Total Deferred Tax Expense (Benefit)	(382,000)	96,543	(86,815)
Total Income Tax Expense	$1,576,957	$1,679,550	$1,569,526

Income tax reconciliation

	Years Ended December 31,
	2020	2019	2018
Tax at Statutory Income Tax Rate	$1,811,788	$1,989,548	$1,843,117
State Tax and Other	81,936	100,820	157,417
Tax Exempt Interest	(250,044)	(291,768)	(338,497)
Life Insurance	(120,383)	(142,508)	(113,400)
Valuation Allowance	53,660	23,458	20,889
Total Income Tax Expense	$1,576,957	$1,679,550	$1,569,526

Deferred tax assets and deferred tax liabilities	The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2020 and 2019 are presented below. Net deferred tax assets or liabilities were included in other assets or other liabilities at December 31, 2020 and 2019.
(15)         Income Taxes, Continued

	December 31,
	2020	2019
Deferred Tax Assets:
Deferred Compensation	$670,582	$587,322
Provision for Loan Losses	2,781,850	2,000,131
Other Real Estate Owned	3,248	—
Net Fees Deferred for Financial Reporting	74,743	76,262
Net Operating Losses	410,419	356,759
Other	105,993	126,492
Total Gross Deferred Tax Assets	4,046,835	3,146,966
Less: Valuation Allowance	(410,419)	(356,759)
Net Deferred Tax Assets	3,636,416	2,790,207
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	72,196	72,208
Depreciation	1,040,831	585,520
Prepaid Expenses	43,943	35,033
Unrealized Gain on Securities Available for Sale	4,037,110	1,473,077
Total Gross Deferred Tax Liability	5,194,080	2,165,838
Net Deferred Tax (Liability) Asset	$(1,557,664)	$624,369